Shareholders' Equity (Details) - USD ($)	1 Months Ended					12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Dividends declared (in dollars per share)	$ 0.07	$ 0.06			$ 0.05
Cash dividend (in dollars per share)			$ 0.05	$ 0.05		$ 0.24	$ 0.10
Cash dividend paid			$ 598,000			$ 1,900,000
Number of shares authorized to be repurchased						500,000
Treasury stock acquired (shares)						69,454
Treasury stock, average cost per share						$ 11.98
Grants in period						0	0
Net compensation expenses						$ 0	$ 0
Contractual term						P10Y
Summary of stock option activity [Roll Forward]
Outstanding (in shares)						311,870
Exercised (in shares)						293,351
Expired/terminated (in shares)						0
Outstanding (in shares)						18,519.000	311,870
Exercisable (in shares)						18,519.000
Weighted Average Exercise Price [Roll Forward]
Outstanding (in dollars per share)						$ 9.29
Exercised (in dollars per share)						9.23
Expired/terminated (in dollars per share)						0.00
Outstanding (in dollars per share)						10.26	$ 9.29
Exercisable (in dollars per share)						$ 10.26
Weighted Average Remaining Contractual Life [Abstract]
Options, Outstanding						9 months 18 days
Options, Exercisable						9 months 18 days
Aggregate Intrinsic Value, Outstanding						$ 41,136
Aggregate Intrinsic Value, Exercisable						$ 41,136
Number Outstanding (in shares)						18,519
Weighted Average Remaining Contractual Life						9 months 18 days
Dividend on preferred stock						$ 1,200,000	$ 1,200,000
$ 10.26
Weighted Average Remaining Contractual Life [Abstract]
Exercise Prices						$ 10.26
Number Outstanding (in shares)						18,519
Weighted Average Remaining Contractual Life						9 months 18 days